SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Net revenues	$ 8,360	$ 4,007	$ 101
Cost of revenues	2,837	2,126
Gross profit	5,523	1,881	101
Research and development expenses, net	24,862	32,969	25,241
Selling, marketing and business development expenses	12,486	12,014	1,555
General and administrative expenses	7,506	8,025	3,848
Other expenses		845
Operating loss	39,331	51,972	$ 30,543
Commercial Operation
Disclosure of operating segments [line items]
Net revenues	8,360	4,007
Cost of revenues	2,837	2,126
Gross profit	5,523	1,881
Selling, marketing and business development expenses	11,329	10,520
General and administrative expenses	2,795	2,680
Operating loss	8,601	11,319
Research and Development
Disclosure of operating segments [line items]
Research and development expenses, net	24,862	32,969
Selling, marketing and business development expenses	1,157	1,494
General and administrative expenses	4,711	5,345
Other expenses		845
Operating loss	$ 30,730	$ 40,653